Organization and Business Description - Schedule of Consolidated Financial Statements (Details)	12 Months Ended
Jul. 31, 2025
CTW Cayman [Member]
Schedule of Consolidated Financial Statements [line Items]
Date of Incorporation	Nov. 15, 2024
Places of Incorporation	Cayman
Principal Activities	Investment holding
Bao Cayman [Member]
Schedule of Consolidated Financial Statements [line Items]
Date of Incorporation	Jun. 09, 2023
Places of Incorporation	Cayman
% of Ownership	100.00%
Principal Activities	Investment holding
CTW Inc. (“CTW Japan”) [Member]
Schedule of Consolidated Financial Statements [line Items]
Date of Incorporation	Aug. 14, 2013
Places of Incorporation	Japan
% of Ownership	100.00%
Principal Activities	Game distribution and related services
CTW G123 Singapore Pte., Ltd. (“CTW Singapore”) [Member]
Schedule of Consolidated Financial Statements [line Items]
Date of Incorporation	Sep. 11, 2023
Places of Incorporation	Singapore
% of Ownership	100.00%
Principal Activities	Game distribution and related services
CTW HK Limited (“CTW HK”) [Member]
Schedule of Consolidated Financial Statements [line Items]
Date of Incorporation	Nov. 29, 2024
Places of Incorporation	Hong Kong
% of Ownership	100.00%
Principal Activities	Investment holding
Beijing Weiyou Chuxin Tech Co., Ltd. (“WFOE”) [Member]
Schedule of Consolidated Financial Statements [line Items]
Date of Incorporation	Sep. 25, 2024
Places of Incorporation	Beijing, PRC
% of Ownership	100.00%
Principal Activities	Investment holding
Shanghai Weiyouyi Chuxin Technology Co., Ltd. (“CTW Shanghai”) [Member]
Schedule of Consolidated Financial Statements [line Items]
Date of Incorporation	Apr. 24, 2025
Places of Incorporation	Shanghai, PRC
% of Ownership	100.00%
Principal Activities	Research and development center
Shanghai Tuwaii Tech Co., Ltd. (“Tuwaii”) [Member]
Schedule of Consolidated Financial Statements [line Items]
Places of Incorporation	Shanghai, PRC
Principal Activities	Research and development center
Change the World Corporation (“CTW Korea”) [Member]
Schedule of Consolidated Financial Statements [line Items]
Date of Incorporation	Nov. 25, 2024
Places of Incorporation	Seoul, South Korea
% of Ownership	100.00%
Principal Activities	Platform development and end-user support
AinekoX Co., Ltd. (“AinekoX”) [Member]
Schedule of Consolidated Financial Statements [line Items]
Date of Incorporation	Oct. 12, 2023
Places of Incorporation	Taiwan
Principal Activities	Art and design center
CTW US Inc. (“CTW US”) [Member]
Schedule of Consolidated Financial Statements [line Items]
Date of Incorporation	Apr. 03, 2025
Places of Incorporation	Delaware, USA
% of Ownership	100.00%
Principal Activities	Platform development and end-user support